Defined Benefit Plans - Schedule of Benefit Payments under Defined Benefit Plan (Detail) $ in Thousands	Mar. 31, 2016 USD ($)
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	$ 98
2018	40
2019	39
2020	41
2021	45
2022-2026	483
Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	5
2018	5
2019	6
2020	6
2021	6
2022-2026	$ 26